Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Common Stock
Note 11 — Stockholders’ Equity (Deficit)
Common Stock
As of December 31, 2021, the Company has authority to issue 1,000,000,000 shares of Class A Common Stock, 10,000,000 shares of Class B Common Stock and 50,000,000 shares of Class X Common Stock, with a par value of $0.0001 per share. As of December 31, 2021, the Company had 238,089,017 and 34,534,930 shares of Class A Common Stock and Class X Common Stock, respectively, issued and outstanding.

As of December 31, 2021,

there were
no shares of Class B Common Stock issued and outstanding. Shares of restricted stock, including restricted stock issued upon an early exercise of an option, that have not vested, are excluded from the number of shares of common stock issued and outstanding because the grantee is not entitled to the rewards of share ownership until such vesting occurs.
Holders of
outstanding common
stock are entitled to dividends when and if declared by our board of directors, subject to the rights of the holders of all classes of preferred stock outstanding having priority rights. No dividends have been declared by the Company’s board of directors from inception through December 31, 2021.
Except as otherwise expressly provided in the Certificate of Incorporation of Bird Global or applicable law, each holder of Class X Common Stock has the right to
20
 votes per share of Class X Common Stock outstanding and held of record by such holder, and each holder of Class A Common Stock or Class B Common Stock has the right to one vote
per share of
Class
A Common Stock or Class B Common Stock outstanding and held of record by such holder.

Preferred Stock
As of December 31, 2021, the Company has the authority to issue 100,000,000 shares of preferred stock with a par value of $0.0001 per share.
 As of December 31, 2021, there were no shares of preferred stock issued and outstanding.